Document and Entity Information	May 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	GRAHAM ALTERNATIVE INVESTMENT FUND II LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-53967
Entity Tax Identification Number	20-4897149
Entity Address, Address Line One	c/o GRAHAM CAPITAL MANAGEMENT, L.P.
Entity Address, Address Line Two	40 Highland Avenue
Entity Address, City or Town	Rowayton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06853
City Area Code	203
Local Phone Number	899-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001461237